Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 9. Intangible Assets

The following table presents the gross carrying amount and accumulated amortization for the Company’s core deposit intangible assets, which are the only identifiable intangible assets subject to amortization. Core deposit intangibles at December 31, 2017 and 2016 are as follows:

(dollars in thousands)	2017	2016
Gross carrying amount	$2,469	$2,469
Accumulated amortization	424	142

Net book value	$2,045	$2,327

Amortization expense for the years ended December 31, 2017 and 2016 amounted to $282 thousand and $142 thousand respectively.